Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	$ (517.6)	₨ (39,228.8)	₨ 16,330.3
Foreign currency forward exchange contracts and options [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	(705.8)	(53,493.3)	18,957.2
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	159.6	12,098.5	133.2
Others including interest rate and currency swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	$ 28.6	₨ 2,166.0	₨ (2,760.1)